Schedule - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Accounts Receivable Allowances [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 36,121	$ 21,211	$ 28,726
Charged to costs and expenses	18,465	22,260	6,134
Charged to other accounts	(3,523)	2,406	1,226
Deductions	(27,644)	(9,756)	(14,875)
Ending Balance	23,419	36,121	21,211
Valuation Allowances on Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	85,533	112,727	94,573
Charged to costs and expenses	8,521	1,009	18,173
Charged to other accounts	1,005	6,008	6,121
Deductions	(25,604)	(34,211)	(6,140)
Ending Balance	$ 69,455	$ 85,533	$ 112,727